Trade accounts receivable	9 Months Ended
Sep. 30, 2018
Trade accounts receivable
Trade accounts receivable

5. Trade accounts and other receivables

As of September 30, 2018, the allowance on trade accounts and other receivables, contains an impact from the implementation of IFRS 9. This results in an increase in the allowance which amounts to €3,490.

Due to the implementation of IFRS 15 the implicit price concessions in North America are getting deducted from the trade accounts and other receivables and are no longer part of the corresponding allowance. This isolated impact of €361,949 as of September 30, 2018 was recorded against trade accounts receivable and the allowance.

As of September 30, 2018 and December 31, 2017, trade accounts and other receivables are as follows:

Trade accounts and other receivables
in € THOUS
	September 30,		December 31,
	2018		2017

		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.473.379	475.603	3.864.217
thereof Finance Lease Receivables	60.525	-	58.336
less allowances	(111.631)	(80.248)	(474.891)
Trade accounts and other receivables	3.361.748	395.355	3.389.326

The other receivables include finance lease receivables.

All trade accounts and other receivables are due within one year. A small portion of the trade account receivables are subject to factoring agreements.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €88,994 (December 31, 2017: €90,344) are included in the balance sheet item "Other non-current assets". For these trade accounts receivables and finance leases the implementation of IFRS 9 results in an increase of the allowance, which amounts to €278.